Taxation - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax		19.00%	19.00%	19.00%
Previously legislated tax rate that was subsequently repealed				17.00%
Income tax debited (credited) to other comprehensive income		£ 73	£ 14	£ (13)
Income tax debited (credited) to other comprehensive income		68	14
Current income tax debited (credited) to other comprehensive income		5	0	0
Deferred income tax debited (credited) to other comprehensive income		68	14	£ (13)
Deferred tax liabilities		3,601	3,357
Temporary differences arising on unremitted profits where management can control future reversal		385	147
Deferred tax assets		220	312
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Standard rate of corporation tax	25.00%
Unused trading tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		266	408
Deferred tax assets		14	9
Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised		£ 178	314
Period over which tax losses expire at various dates		18 years
Taxation that would arise on the future distribution of profits by certain overseas subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		£ 40	£ 38
Minimum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses		15 years
Maximum | Unused trading tax losses | UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration period, tax losses		20 years